Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 552,000
Previously Paid Amount	0.00
Total Fee Amount	76.23
Total Offset Amount	0.00
Net Fee	76.23
Narrative - Max Aggregate Offering Price	$ 552,000
Final Prospectus	true